Related Party Transactions - Additional Information (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jul. 13, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Net loss		$ (16,797,000)	$ 1,302,000	$ (6,675,000)	$ 7,601,000
Operating leases expiring year				2036
Rent expenses				$ 21,000
Series B Warrant
Related Party Transaction [Line Items]
Warrant not probable of vesting at issuance				0
Advisor
Related Party Transaction [Line Items]
Number Of Vesting Of Warrants For Advisory Services	500,000
Advisor | Advisory Agreement
Related Party Transaction [Line Items]
Expense related to amortization of prepaid service contract				$ 215,000
Minimum ownership common shares to be maintained by related party	500,000	500,000
Advisor | Advisory Agreement | Class A Common Shares and Series A Warrants
Related Party Transaction [Line Items]
Fair value method to allocate purchase price between common shares and warrants	$ 5,000,000.0
Prepaid service contracts	$ 14,500,000
Care Smile
Related Party Transaction [Line Items]
Ownership interest				49.00%
Total capitation payments					222,000
Net loss					$ 97,000